Segment Information (Tables)	9 Months Ended
Jul. 29, 2011
Segment Reporting [Abstract]
Schedule of segment reporting information
	Underground	Surface
	Mining	Mining
In thousands	Machinery	Equipment	Corporate	Eliminations	Total
Quarter ended July 29, 2011
Net sales	$669,179	$507,552	$-	$(40,379)	$1,136,352

Operating income (loss)	156,437	113,760	(24,392)	(9,813)	235,992
Interest and reorganization items	-	-	(6,032)	-	(6,032)
Income from continuing operations before income taxes	$156,437	$113,760	$(30,424)	$(9,813)	$229,960

Depreciation and amortization	$10,618	$8,344	$59	$-	$19,021

Capital expenditures	$8,546	$12,745	$800	$-	$22,091

Quarter ended July 30, 2010
Net sales	$510,817	$372,942	$-	$(33,757)	$850,002

Operating income (loss)	107,084	82,857	(9,541)	(7,974)	172,426
Interest and reorganization items	-	-	(4,084)	-	(4,084)
Income before income taxes	$107,084	$82,857	$(13,625)	$(7,974)	$168,342

Depreciation and amortization	$10,329	$5,179	$33	$-	$15,541

Capital expenditures	$12,590	$6,598	$13	$-	$19,201

Nine months ended July 29, 2011
Net sales	$1,828,481	$1,333,372	$-	$(93,240)	$3,068,613

Operating income (loss)	406,807	290,673	(50,548)	(23,080)	623,852
Interest and reorganization items	-	-	(13,635)	-	(13,635)
Income from continuing operations before income taxes	$406,807	$290,673	$(64,183)	$(23,080)	$610,217

Depreciation and amortization	$30,769	$19,725	$175	$-	$50,669

Capital expenditures	$39,359	$35,030	$800	$-	$75,189

Nine months ended July 30, 2010
Net sales	$1,478,835	$1,084,555	$-	$(87,944)	$2,475,446

Operating income (loss)	284,571	240,248	(32,677)	(21,616)	470,526
Interest and reorganization items	-	-	(13,605)	-	(13,605)
Income before income taxes	$284,571	$240,248	$(46,282)	$(21,616)	$456,921

Depreciation and amortization	$29,339	$15,439	$92	$-	$44,870

Capital expenditures	$25,253	$25,953	$119	$-	$51,325